Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Bank overdrafts	2,111	1,974
Borrowings related to a recourse factoring agreement	22,246	—
Borrowings secured with trade receivables not part of factoring agreement	5,629	21,029
Borrowings unsecured	826	1,167
Total	30,812	24,170

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Bank overdrafts	5.50%	4.13%
Borrowings	3.90%	2.55%